10Q LONG-TERM DEBT AND LINES OF CREDIT - Convertible Notes (Details)		3 Months Ended	12 Months Ended
	Feb. 23, 2024	Mar. 31, 2025 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Mar. 31, 2024
Debt Instrument [Line Items]
Purchase of capped calls related to issuance of convertible notes, net of taxes			$ (229,597,000)
1.500% convertible notes due March 1, 2031 | Convertible Debt
Debt Instrument [Line Items]
Stated interest rate (as a percent)		1.50%		1.50%
Face amount of debt instrument		$ 2,000,000,000.0
Proceeds from debt, net of issuance costs		1,970,000,000
Debt issuance costs		$ 33,500,000
Convertible, conversion ratio	0.006371
Capped price (in USD per share) | $ / shares		$ 228.90
Purchase of capped calls related to issuance of convertible notes, net of taxes		$ 256,300,000
1.000% convertible notes due August 15, 2029 | Convertible Debt
Debt Instrument [Line Items]
Stated interest rate (as a percent)		1.00%
Face amount of debt instrument		$ 1,500,000,000